Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

On July 10, 2025, the Company paid a regular quarterly dividend of $1,045 to all shareholders of record as of June 27, 2025 (Note 11).

The Company has agreed to enter into a supplemental agreement to the June 2022 Alpha Bank Loan Facility to reduce the applicable margin from 2.90% to 2.40% per annum, with retroactive effect from June 2025. In addition, the Company has the option to pledge cash in the form of time deposits, up to the aggregate amount of the loan outstanding at that time. For the part of the loan equal to the pledged amount, the margin will be reduced to 0.75% per annum for the term of the pledged time deposit, which as per the agreement shall coincide with an interest period of the facility. The supplemental agreement is subject to completion of definitive documentation.

On July 30, 2025, the Company entered into an agreement with an unaffiliated third party for the sale of the Geniuship for a gross purchase price of $21,590. The vessel is expected to be delivered to her new owners in early September 2025.

On August 4, 2025, the Company declared a regular cash dividend of $0.05 per common share for the second quarter of 2025 payable on or about October 10, 2025 to all shareholders of record as of September 29, 2025.

On August 6, 2025, the Company entered into documentation for a $22,500 sale and leaseback agreement for the Blueship with an affiliate of Kowa Kaiun Co. Ltd. to finance the purchase option of Blueship under her existing bareboat charter. The agreement will become effective upon the delivery of the Blueship to the lessor. The Company will sell and charter back the vessel on a bareboat basis for a five-year period, having a put option at the end of the fifth year, while the Company will have continuous options to repurchase the vessel at any time of the bareboat charter period at predetermined prices as set forth in the agreement following the second anniversary of the delivery. The charterhire principal will amortize in a daily bareboat rate of $9 payable monthly in advance, bearing an interest rate of 3-month term SOFR plus 2.40% per annum. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions.